Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
Schedule of accounts receivable
	As of March 31, 2020	As of March 31, 2019
Accounts receivable	$1,053,950	$2,392,176
Less: allowance for doubtful accounts	(511,037)	(610,816)
Total accounts receivable, net	$542,913	$1,781,360